CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents (Note 5)	$ 117,324,334	$ 137,672,718
Receivable from sale of mining data and arbitration award (Note 4)	88,500,000	0
Marketable securities (Note 6)	227,628	239,232
Deposits, advances and other	1,346,377	156,050
Total current assets	207,398,339	138,068,000
Property, plant and equipment, net (Note 7)	12,678,743	12,632,534
Total assets	220,077,082	150,700,534
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	3,120,879	2,167,171
Income tax payable	18,503,967	1,263,438
Contingent value rights (Note 4)	5,639,552	3,097,193
Total current liabilities	27,264,398	6,527,802
Deferred income tax (Note 12)	2,763,293	18,402,483
Total liabilities	30,027,691	24,930,285
SHAREHOLDERS' EQUITY
Common shares	378,009,884	378,009,884
Contributed surplus	20,625,372	20,625,372
Stock options (Note 10)	20,629,576	20,409,643
Accumulated deficit	(229,215,441)	(293,386,189)
Accumulated other comprehensive income	0	111,539
Total shareholders' equity	190,049,391	125,770,249
Total liabilities and shareholders' equity	$ 220,077,082	$ 150,700,534